Stockholders' Deficit - Schedule of Common Stock Warrants Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Warrants, Warrants outstanding beginning balance	54,000	201,000
Number of Warrants, Warrants Issued
Number of Warrants, Warrants Exercised
Number of Warrants, Warrants Expired	(33,333)	(147,000)
Number of Warrants, Warrants outstanding ending balance	20,667	54,000
Weighted Average Exercise Price, Warrants outstanding beginning balance	$ 8.07	$ 7.50
Weighted Average Exercise Price, Warrants Issued
Weighted Average Exercise Price, Warrants Exercised
Weighted Average Exercise Price, Warrants Expired	7.50	8.64
Weighted Average Exercise Price, Warrants outstanding ending balance	$ 9.00	$ 8.07